Net profit/(loss) per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net profit/(loss)	¥ 566	$ 78	¥ 70,554	¥ (33,740)
Less: Net profit/(loss) attributable to non-controlling interests	1,215	167	366	(2,553)
Net profit/(loss) attributable to common shares and redeemable preferred shares	(649)	$ (89)	70,188	(31,187)
Net profit/(loss) attributable to common shareholders-Basic | ¥	(649)		70,188	(31,187)
Net profit/(loss) attributable to common shareholders- diluted | ¥	¥ (649)		¥ 70,188	¥ (31,187)
Denominator:
Denominator for basic profit/(loss) per share weighted-average common shares outstanding | shares	997,172,042	997,172,042	1,000,940,698	1,021,958,881
Denominator for diluted profit/(loss) per share weighted-average common shares outstanding | shares	997,172,042	997,172,042	1,000,940,698	1,021,958,881
Basic profit/(loss) per share | (per share)	¥ 0	$ 0	¥ 0.07	¥ (0.03)
Diluted profit/(loss) per share | (per share)	¥ 0	$ 0	¥ 0.07	¥ (0.03)